Note 10 - Income Taxes - Effective Tax Rate Analysis and Reconciliation of Expected Statutory Rate (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Expected income tax provision at U.S. statutory rate									$ 1,430	$ 878
Increase (decrease) in tax from:
Foreign income tax rate differences									(258)	(64)
Current year tax credits (foreign and research)									(140)	(207)
Domestic production activities deduction									(112)	(68)
Changes in valuation allowance									(15)	(85)
Deemed dividend from foreign subsidiaries									396	151
NOL carryforwards utilized									180	99
Domestic tax expense, net of Federal benefit									55	33
Nondeductible expenses									14	15
Other									(1)	(30)
Income tax expense	$ 612	$ 631	$ 263	$ 43	$ (187)	$ 97	$ 579	$ 233	$ 1,549	$ 722